Commitments and Contingencies - Schedule of Contractual Obligations (Details)	Dec. 31, 2025 CNY (¥)
Schedule of Contractual Obligations [Line Items]
Contractual obligations, total	¥ 33,550,806
Contractual obligations, within one year	24,871,115
Contractual obligations, within 1-2 years	5,502,656
Contractual obligations, over 2 years	3,177,035
Bank borrowings [Member]
Schedule of Contractual Obligations [Line Items]
Contractual obligations, total	26,203,903
Contractual obligations, within one year	22,203,903
Contractual obligations, within 1-2 years	4,000,000
Contractual obligations, over 2 years
Operating lease payments [Member]
Schedule of Contractual Obligations [Line Items]
Contractual obligations, total	7,158,756
Contractual obligations, within one year	2,479,065
Contractual obligations, within 1-2 years	1,502,656
Contractual obligations, over 2 years	3,177,035
Loan from related parties [Member]
Schedule of Contractual Obligations [Line Items]
Contractual obligations, total	188,147
Contractual obligations, within one year	188,147
Contractual obligations, within 1-2 years
Contractual obligations, over 2 years